CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2020	Jul. 07, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED BALANCE SHEETS
Amortized cost, available-for-sale securities	$ 6.5				$ 5.8				$ 3.2
Premium receivable, allowance for doubtful accounts	$ 0.4				$ 0.2				$ 0.0
Convertible preferred stock, par value (usd per share)	$ 0.00001				$ 0.00001				$ 0.00001
Convertible preferred stock, authorized (shares)	0				31,557,107				24,449,177
Convertible preferred stock, issued (shares)	0				31,557,107				24,445,555
Convertible preferred stock, outstanding (shares)	0		31,557,107	31,557,107	31,557,107	31,557,107	28,595,471	24,449,177	24,445,555	15,671,730
Convertible preferred stock, liquidation preference	$ 0.0				$ 480.8				$ 180.8
Common stock, par value (usd per share)	$ 0.00001	$ 0.00001			$ 0.00001				$ 0.00001
Common stock, authorized (shares)	200,000,000	200,000,000			52,000,000				42,000,000
Common stock, issued (shares)	56,584,029				11,784,765				11,602,708
Common stock, outstanding (shares)	56,584,029				11,271,228				10,983,684